Note 9 - Short-term investments (Detail)	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 20, 2010 Secured Note [Member] USD ($)	Dec. 31, 2011 Secured Note [Member] USD ($)	May 30, 2011 Privately Managed Fund [Member] USD ($)	Dec. 31, 2010 Privately Managed Fund [Member] USD ($)	Dec. 31, 2012 PT Global Mediacom TBK Common Shares [Member] USD ($)	Dec. 31, 2011 PT Global Mediacom TBK Common Shares [Member] USD ($)	Dec. 31, 2011 PT Global Mediacom TBK Common Shares [Member] IDR	Dec. 31, 2012 PT Bhakti Investama Common Shares [Member]	Dec. 31, 2012 MNC Common Shares [Member]	Dec. 31, 2012 PT Sky Vision Tbk Common Shares [Member]	Dec. 31, 2010 Privately Managed Fund [Member] USD ($)
Payments to Acquire Available-for-sale Securities				$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage				12.75%
Available-for-sale Securities, Gross Realized Gains					1,110,646	3,852,227		27,900,000
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	4,453,157				200,000	2,576,723
Short-term Investments	90,318,579	56,584,958					6,001,850
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(4,453,157)	2,076,434	1,939,473											1,939,473
Proceeds from Sale of Short-term Investments						7,278,924
Available For Sale Securities, Number Purchased									357,000,000	357,000,000	708,000,000	53,000,000	65,000,000
Available For Sale Securities, Average Market Purchase Price (in Rupiahs per share)									$ 0.095	826
Available For Sale Securities, Average Market Purchase Price (in Dollars per share)									$ 0.095	826
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		4,453,157
Available For Sale Securities, Number Sold								357,000,000
Trading Securities, Unrealized Holding Gain	$ 6,742,971